Leases as Restated - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Payments	$ (1,743)	$ (2,866)	$ (5,527)
Analyzed into:
Current portion	911	1,464		$ 1,027
Non-current portion	1,593	1,909		$ 5,058
Lease liabilities [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Carrying amount, lease liabilities	3,373	6,085
Additions	678	491
Lease modifications		(928)
Disposals	(68)
Accretion of interest recognized during the year	142	195
Payments	(1,561)	(2,797)
Exchange realignment	(60)	327	(16)
Carrying amount, lease liabilities	2,504	3,373	6,085
Analyzed into:
Current portion	911	1,464
Non-current portion	1,593	1,909
Carrying amount, lease liabilities	$ 2,504	$ 3,373	$ 6,085